FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended 30 SEPTEMBER, 2012
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CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:

Name: Horseman Capital Management Ltd
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing

SIGNATURE:	Christopher Harrison


PLACE:		London, UNITED KINGDOM


DATE:		25 OCTOBER, 2012
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REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting manager are reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

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				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
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FORM 13F INFORMATION TABLE TOTAL:	20 entries
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FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 170007.8295(THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
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
                      FORM 13F INFORMATION TABLE
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
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COL 1                 COL 2      COL 3    COL 4     COL 5         COL6 COL7 COL8

Name of Issuer     TITLE      CUSIP     Value     Shares SH/PUT   INV  OTHR Vote
                   OF CLASS             (x$1000)     No. PRN/CALL DISC MGRS Auth
________________________________________________________________________________
APPLE INC             COM SHAR 037833100 15009.8625   22,500  SH   YES None Sole
BB&T CORP             COM SHAR 054937107   5789.736  174,600  SH   YES None Sole
COMERICA INC          COM SHAR 200340107   12382.74  398,800  SH   YES None Sole
CAPITAL ONE FINANCIAL COM SHAR 14040H105  15079.145  264,500  SH   YES None Sole
COACH INC             COM SHAR 189754104      14005  250,000  SH   YES None Sole
DOLLAR TREE INC       COM SHAR 256746108    3621.75   75,000  SH   YES None Sole
ISHARES MSCI PHILIPP  ETP      46429B408      153.2    5,000  SH   YES None Sole
FAMILY DOLLAR STORES  COM SHAR 307000109     1392.3   21,000  SH   YES None Sole
GOLDMAN SACHS GROUP   COM SHAR 38141G104    10231.2   90,000  SH   YES None Sole
ISHARES GOLD TRUST    ETP      464285105     241.78   14,000  SH   YES None Sole
COCA-COLA CO/THE      COM SHAR 191216100       3793  100,000  SH   YES None Sole
LOWE'S COS INC        COM SHAR 548661107  20460.384  676,600  SH   YES None Sole
MCDONALD'S CORP       COM SHAR 580135101  13367.975  145,700  SH   YES None Sole
NIKE INC -CL B        COM SHAR 654106103  10506.537  110,700  SH   YES None Sole
PHILIP MORRIS INTERN  COM SHAR 718172109    1888.74   21,000  SH   YES None Sole
STANLEY BLACK & DECK  COM SHAR 854502101       7625  100,000  SH   YES None Sole
TJX COMPANIES INC     COM SHAR 872540109     4031.1   90,000  SH   YES None Sole
US BANCORP            COM SHAR 902973304   11229.82  327,400  SH   YES None Sole
VF CORP               COM SHAR 918204108    2071.68   13,000  SH   YES None Sole
WELLS FARGO & CO      COM SHAR 949746101   17126.88  496,000  SH   YES None Sole